Note 8 - Contract Liabilities - Changes in Contract Liability (Details) - CAD ($)	6 Months Ended		9 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Statement Line Items [Line Items]
Balance	$ 192,958	$ 217,259
Amounts invoices and revenue deferred	63,367	91,495	$ 110,284
Recognition of deferred revenue included in the period	(117,826)	(133,540)	(92,540)
Balance	$ 138.499	$ 175,214	$ 192,958